ACCOUNTS PAYABLE AND OTHER - Change in Other Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 1,096	$ 954
Additional provisions recognized	190	167
Reduction arising from payments/derecognition	(180)	(174)
Accretion expenses	9	8
Change in discount rate	(37)	91
Change in other estimates	(6)	17
Transfers to held for sale		(9)
Net foreign currency exchange differences	(35)	42
Ending balance	1,037	1,096
Decommissioning Liability
Reconciliation of changes in other provisions [abstract]
Beginning balance	427	323
Additional provisions recognized	0	0
Reduction arising from payments/derecognition	(8)	(3)
Accretion expenses	9	8
Change in discount rate	(30)	91
Change in other estimates	(10)	5
Transfers to held for sale		0
Net foreign currency exchange differences	(3)	3
Ending balance	385	427
Warranties and provisions for defects
Reconciliation of changes in other provisions [abstract]
Beginning balance	123	104
Additional provisions recognized	39	19
Reduction arising from payments/derecognition	(35)	(16)
Accretion expenses	0	0
Change in discount rate	0	0
Change in other estimates	(14)	12
Transfers to held for sale		0
Net foreign currency exchange differences	(4)	4
Ending balance	109	123
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	546	527
Additional provisions recognized	151	148
Reduction arising from payments/derecognition	(137)	(155)
Accretion expenses	0	0
Change in discount rate	(7)	0
Change in other estimates	18	0
Transfers to held for sale		(9)
Net foreign currency exchange differences	(28)	35
Ending balance	$ 543	$ 546